DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 1,544,131
Time Deposit Maturities, Year Two	215,855
Time Deposit Maturities, Year Three	56,882
Time Deposit Maturities, Year Four	32,978
Time Deposit Maturities, Year Five	22,210
Time Deposit Maturities, after Year Five	677
Time	$ 1,872,733	$ 2,240,441